Fair Value Measurements - Schedule of Additional Information about Assets Measured at Fair Value on a Recurring Basis (Detail) - Unobservable Inputs (Level 3) [Member] $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Thera Warrant	$ 5
Balance, end of period	$ 5